United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: December 31, 2010

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:Johnston-Lemon Group Inc.
Address:1101 Vermont Avenue, NW
 Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:Kenneth I. Miller
Title:Chief Financial Officer
Phone:(202)842-5618

/s/ Kenneth I. Miller   Washington, DC       February 03, 2010
    (Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ _______________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____73_______

Form 13F Information Table Value Total: $___107,766____
                                          (thousands)


COLUMN 1			COLUMN 2	COLUMN 3

NAME OF ISSUER			TITLE OF CLASS	CUSIP
3M Company			COMMON STOCK	88579Y101
Abbott Labs			COMMON STOCK	002824100
Allergan			COMMON STOCK	018490102
Allstate			COMMON STOCK	020002101
American Express		COMMON STOCK	025816109
AT&T				COMMON STOCK	00206R102
Automatic Data Processing	COMMON STOCK	053015103
Baxter International		COMMON STOCK	071813109
Berkshire Hathaway		COMMON STOCK	084670108
Biotechnology Index Fund	ETFs		464287556
Boeing				COMMON STOCK	097023105
Bristol Myers Squibb		COMMON STOCK	110122108
Castle Brands			COMMON STOCK	148435100
Chevron Texaco			COMMON STOCK	166764100
Clean Energy Fuels		COMMON STOCK	184499101
Coca Cola			COMMON STOCK	191216100
Colgate-Palmolive Co		COMMON STOCK	194162103
ConocoPhilips			COMMON STOCK	20825C104
Corporate Office Properties Tr	COMMON STOCK	22002T108
CVS				COMMON STOCK	126650100
Danaher				COMMON STOCK	235851102
Deere				COMMON STOCK	244199105
Devon Energy			COMMON STOCK	25179M103
Disney, Walt			COMMON STOCK	254687106
Dominion Resources		COMMON STOCK	25746U109
Duke Energy			COMMON STOCK	26441C105
EMC				COMMON STOCK	268648102
Emerson Electric		COMMON STOCK	291011104
Exelon				COMMON STOCK	30161N101
Exxon Mobil			COMMON STOCK	30231G102
General Electric		COMMON STOCK	369604103
Google				COMMON STOCK	38259P508
Honeywell			COMMON STOCK	438516106
International Business Machine	COMMON STOCK	459200101
Intuit				COMMON STOCK	461202103
iShares Barclays 1-3 Year Trea	ETFs		464287457
iShares Barclays TIP Bond Fund	ETFs		464287176
iShares High Yield Corporate B	ETFs		464288513
iShares JPM Emerging Markets B	ETFs		464288281
iShares MSCI EAFE Index fund	ETFs		464287465
iShares MSCI Emerging Markets 	ETFs		464287234
iShares S&P 400 Midcap Index	ETFs		464287507
iShares S&P 500 Index		ETFs		464287200
iShares Trust Dow Jones US Tec	ETFs		464287721
Johnson & Johnson		COMMON STOCK	478160104
JP Morgan Chase			COMMON STOCK	46625H100
Kimberly-Clark			COMMON STOCK	494368103
Marathon Oil			COMMON STOCK	565849106
Mastercard			COMMON STOCK	57636Q104
McCormick & Co.			COMMON STOCK	579780206
Microsoft			COMMON STOCK	594918104
Nike				COMMON STOCK	654106103
Nucor				COMMON STOCK	670346105
Occidental Petroleum 		COMMON STOCK	674599105
Omnicom Group			COMMON STOCK	681919106
Oracle				COMMON STOCK	68389X105
Pepsico				COMMON STOCK	713448108
Philip Morris Intl Inc		COMMON STOCK	718172109
Powershares Preferred 		ETFs		73936T565
Procter & Gamble		COMMON STOCK	742718109
S&P 400 Midcap Index Trust	ETFs		78467Y107
S&P Technology Sector SPDR	ETFs		81369Y803
Sandy Spring Bancorp		COMMON STOCK	800363103
Schlumberger			COMMON STOCK	806857108
SPDR Barclays Capital Covertib	ETFs		78464A359
SPDR KBW Regional Banking Inde	ETFs		78464A698
SunTrust Banks			COMMON STOCK	867914103
Time Warner Inc Com NEW		COMMON STOCK	887317303
Travelers Group			COMMON STOCK	89417E109
United Technologies		COMMON STOCK	913017109
Unitedhealth Group 		COMMON STOCK	91324P102
Verizon Communications		COMMON STOCK	92343V104
Wal Mart Stores			COMMON STOCK	931142103

COLUMN 1			COLUMN 4  COLUMN 5    COLUMN 6
				VALUE		      INVESTMENT
NAME OF ISSUER	 		(X$1000) SHARES       DISCRETION
3M Company			1,831 	 21,220 	SOLE
Abbott Labs		 	1,278 	 26,670 	SOLE
Allergan		 	1,174 	 17,100 	SOLE
Allstate			992 	 31,120 	SOLE
American Express	 	670 	 15,600 	SOLE
AT&T	 		 	877 	 29,863 	SOLE
Automatic Data Processing	1,284 	 27,743 	SOLE
Baxter International	 	1,724 	 34,050 	SOLE
Berkshire Hathaway	 	1,686 	 14 		SOLE
Biotechnology Index Fund	1,560 	 16,700 	SOLE
Boeing	 			858 	 13,145 	SOLE
Bristol Myers Squibb	 	1,511 	 57,050 	SOLE
Castle Brands	 		4 	 11,700 	SOLE
Chevron Texaco	 		2,364 	 25,909 	SOLE
Clean Energy Fuels	 	155 	 11,200 	SOLE
Coca Cola	 		1,258 	 19,120 	SOLE
Colgate-Palmolive Co	 	631 	 7,850 		SOLE
ConocoPhilips	 		2,444 	 35,890 	SOLE
Corporate Office Properties Tr	1,260 	 36,050 	SOLE
CVS	 			399 	 11,475 	SOLE
Danaher	 			217 	 4,600 		SOLE
Deere	 			1,574 	 18,950 	SOLE
Devon Energy	 		1,291 	 16,450 	SOLE
Disney, Walt	 		1,746 	 46,549 	SOLE
Dominion Resources	 	861 	 20,150 	SOLE
Duke Energy	 		362 	 20,306 	SOLE
EMC	 			1,410 	 61,572 	SOLE
Emerson Electric	 	1,403 	 24,540 	SOLE
Exelon	 			689 	 16,550 	SOLE
Exxon Mobil	 		1,623 	 22,197 	SOLE
General Electric	 	779 	 42,592 	SOLE
Google	 			1,458 	 2,455 		SOLE
Honeywell	 		1,131 	 21,270 	SOLE
International Business Machine	2,367 	 16,130 	SOLE
Intuit	 			1,620 	 32,850 	SOLE
iShares Barclays 1-3 Year Trea	2,478 	 29,510 	SOLE
iShares Barclays TIP Bond Fund	6,509 	 60,540 	SOLE
iShares High Yield Corporate B	2,180 	 24,140 	SOLE
iShares JPM Emerging Markets B	2,061 	 19,250 	SOLE
iShares MSCI EAFE Index fund	1,155 	 19,840 	SOLE
iShares MSCI Emerging Markets 	1,884 	 39,540 	SOLE
iShares S&P 400 Midcap Index	218 	 2,400 		SOLE
iShares S&P 500 Index	 	2,418 	 19,150 	SOLE
iShares Trust Dow Jones US Tec	2,637 	 40,955 	SOLE
Johnson & Johnson	 	2,198 	 35,530 	SOLE
JP Morgan Chase	 		1,516 	 35,743 	SOLE
Kimberly-Clark	 		533 	 8,450 		SOLE
Marathon Oil	 		549 	 14,820 	SOLE
Mastercard	 		1,503 	 6,705 		SOLE
McCormick & Co.	 		1,833 	 39,400 	SOLE
Microsoft	 		1,986 	 71,140 	SOLE
Nike	 			1,176 	 13,770 	SOLE
Nucor	 			1,464 	 33,400 	SOLE
Occidental Petroleum 	 	621 	 6,334 		SOLE
Omnicom Group	 		652 	 14,242 	SOLE
Oracle	 			793 	 25,350 	SOLE
Pepsico	 			918 	 14,052 	SOLE
Philip Morris Intl Inc	 	476 	 8,129 		SOLE
Powershares Preferred 	 	449 	 31,800 	SOLE
Procter & Gamble	 	1,991 	 30,952 	SOLE
S&P 400 Midcap Index Trust	972 	 5,900 		SOLE
S&P Technology Sector SPDR	460 	 18,250 	SOLE
Sandy Spring Bancorp	 	248 	 13,481 	SOLE
Schlumberger	 		1,735 	 20,780 	SOLE
SPDR Barclays Capital Covertib	2,652 	 64,600 	SOLE
SPDR KBW Regional Banking Inde	321 	 12,150 	SOLE
SunTrust Banks	 		10,119 	 342,902 	SOLE
Time Warner Inc Com NEW	 	257 	 8,000 		SOLE
Travelers Group	 		808 	 14,500 	SOLE
United Technologies	 	2,442 	 31,022 	SOLE
Unitedhealth Group 	 	1,667 	 46,154 	SOLE
Verizon Communications	 	2,340 	 65,396 	SOLE
Wal Mart Stores	 		1,056 	 19,589 	SOLE


COLUMN 1			COLUMN 7	 COLUMN 8
				OTHER	    VOTING AUTHORITY
NAME OF ISSUER			MANAGERS  SOLE 	 SHARED  NONE
3M Company			NONE	 20,720  -   	 500
Abbott Labs			NONE	 26,370  -   	 300
Allergan			NONE	 16,650  -   	 450
Allstate			NONE	 30,570  -   	 550
American Express		NONE	 14,650  -   	 950
AT&T				NONE	 28,663  -   	 1,200
Automatic Data Processing	NONE	 27,093  -   	 650
Baxter International		NONE	 33,850  -   	 200
Berkshire Hathaway		NONE	 1 	 -   	 13
Biotechnology Index Fund	NONE	 16,350  -   	 350
Boeing				NONE	 12,945  -   	 200
Bristol Myers Squibb		NONE	 56,200  -   	 850
Castle Brands			NONE	 -   	 -   	 11,700
Chevron Texaco			NONE	 24,950  -   	 959
Clean Energy Fuels		NONE	 -   	 -   	 11,200
Coca Cola			NONE	 18,720  -   	 400
Colgate-Palmolive Co		NONE	 7,850 	 -   	 -
ConocoPhilips			NONE	 35,590  -   	 300
Corporate Office Properties Tr	NONE	 35,150  -   	 900
CVS				NONE	 11,125  -   	 350
Danaher				NONE	 2,600 	 -   	 2,000
Deere				NONE	 17,550  -   	 1,400
Devon Energy			NONE	 16,150  -   	 300
Disney, Walt			NONE	 45,699  -   	 850
Dominion Resources		NONE	 20,150  -   	 -
Duke Energy			NONE	 18,582  -   	 1,724
EMC				NONE	 59,822  -   	 1,750
Emerson Electric		NONE	 23,940  -   	 600
Exelon				NONE	 15,750  -   	 800
Exxon Mobil			NONE	 20,597  -   	 1,600
General Electric		NONE	 30,192  -   	 12,400
Google				NONE	 2,075 	 -   	 380
Honeywell			NONE	 20,970  -   	 300
International Business Machine	NONE	 15,460  -   	 670
Intuit				NONE	 32,050  -   	 800
iShares Barclays 1-3 Year Trea	NONE	 29,510  -   	 -
iShares Barclays TIP Bond Fund	NONE	 60,040  -   	 500
iShares High Yield Corporate B	NONE	 23,740  -   	 400
iShares JPM Emerging Markets B	NONE	 19,050  -   	 200
iShares MSCI EAFE Index fund	NONE	 19,640  -   	 200
iShares MSCI Emerging Markets 	NONE	 39,040  -   	 500
iShares S&P 400 Midcap Index	NONE	 2,400 	 -   	 -
iShares S&P 500 Index		NONE	 19,150  -   	 -
iShares Trust Dow Jones US Tec	NONE	 40,955  -   	 -
Johnson & Johnson		NONE	 33,730  -   	 1,800
JP Morgan Chase			NONE	 34,993  -   	 750
Kimberly-Clark			NONE	 8,250 	 -   	 200
Marathon Oil			NONE	 13,820  -   	 1,000
Mastercard			NONE	 6,605 	 -   	 100
McCormick & Co.			NONE	 38,900  -   	 500
Microsoft			NONE	 68,390  -   	 2,750
Nike				NONE	 13,520  -   	 250
Nucor				NONE	 32,700  -   	 700
Occidental Petroleum 		NONE	 6,334 	 -   	 -
Omnicom Group			NONE	 14,242  -   	 -
Oracle				NONE	 25,350  -   	 -
Pepsico				NONE	 13,852  -   	 200
Philip Morris Intl Inc		NONE	 7,979 	 -   	 150
Powershares Preferred 		NONE	 31,800  -   	 -
Procter & Gamble		NONE	 30,052  -   	 900
S&P 400 Midcap Index Trust	NONE	 5,900 	 -   	 -
S&P Technology Sector SPDR	NONE	 16,750  -   	 1,500
Sandy Spring Bancorp		NONE	 13,481  -   	 -
Schlumberger			NONE	 19,030  -   	 1,750
SPDR Barclays Capital Covertib	NONE	 64,200  -   	 400
SPDR KBW Regional Banking Inde	NONE	 11,550  -   	 600
SunTrust Banks			NONE	 342,902 -   	 -
Time Warner Inc Com NEW		NONE	 8,000 	 -   	 -
Travelers Group			NONE	 14,500  -   	 -
United Technologies		NONE	 30,422  -   	 600
Unitedhealth Group 		NONE	 46,154  -   	 -
Verizon Communications		NONE	 64,496  -   	 900
Wal Mart Stores			NONE	 19,289  -   	 300